Cash and Cash Equivalents, Time Deposits and Pledged Deposits - Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	$ 858,607	$ 506,073
Less: Pledged deposits	(1,444)	(384)
Time deposits	(168,225)	(50,000)
Cash and cash equivalents	688,938	455,689	$ 83,364	$ 210,166
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	681,025	451,165
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	5,900	4,300
Cash and cash equivalents	5,875	4,335
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 2,038	$ 189